UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6620

        Nuveen Insured California Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
	May 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 10.6% (7.4% of Total Investments)
$ 2,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	9/06 at 102.00	AAA	$2,049,940
	1996, 5.750%, 9/01/26 – MBIA Insured
2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	2,195,784
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
2,500	California State University, Systemwide Revenue Bonds, Series 2004A, 5.000%, 11/01/18 –	5/14 at 100.00	AAA	2,640,325
	FSA Insured
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	AAA	1,562,925
	AMBAC Insured
2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O, 5.125%, 9/01/31 –	9/10 at 101.00	AAA	2,064,680
	FGIC Insured

10,125	Total Education and Civic Organizations			10,513,654

	Health Care – 4.8% (3.3% of Total Investments)
3,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Sutter Health, Series	8/08 at 101.00	AAA	3,115,500
	1998A, 5.375%, 8/15/30 – MBIA Insured
1,500	California Statewide Community Development Authority, Certificates of Participation, Sutter	8/09 at 101.00	AAA	1,587,750
	Health Obligated Group, Series 1999, 5.500%, 8/15/19 – FSA Insured

4,500	Total Health Care			4,703,250

	Housing/Single Family – 0.2% (0.1% of Total Investments)
150	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/07 at 102.00	AAA	154,007
	8/01/20 – MBIA Insured (Alternative Minimum Tax)

	Tax Obligation/General – 29.0% (20.1% of Total Investments)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2004A:
1,890	5.250%, 8/01/23 – MBIA Insured	8/14 at 100.00	AAA	2,027,233
1,250	5.250%, 8/01/25 – MBIA Insured	8/14 at 100.00	AAA	1,337,913
2,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – MBIA	6/07 at 101.00	AAA	2,047,320
	Insured (Alternative Minimum Tax)
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 – FGIC Insured	9/14 at 100.00	AAA	2,770,791
1,775	5.250%, 9/01/22 – FGIC Insured	9/14 at 100.00	AAA	1,906,261
1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds,	2/13 at 103.00	AAA	1,443,479
	Series 1998A, 6.550%, 8/01/20 – MBIA Insured
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	1,225,985
	2004, 5.000%, 8/01/21 – FGIC Insured
1,130	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	1,179,324
	Bonds, Series 2005A, 5.000%, 8/01/24 – FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
205	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	213,163
215	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	223,071
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	3,461,880
	Bonds, Series 1997A, 6.500%, 8/01/19 – MBIA Insured
	San Diego Unified School District, San Diego County, California, General Obligation Bonds,
	Election of 1998, Series 2001C:
1,335	5.000%, 7/01/21 – FSA Insured	7/11 at 102.00	AAA	1,420,974
3,500	5.000%, 7/01/22 – FSA Insured	7/11 at 102.00	AAA	3,725,400
4,895	5.000%, 7/01/23 – FSA Insured	7/11 at 102.00	AAA	5,210,238
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
165	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	172,126
240	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	249,257

26,585	Total Tax Obligation/General			28,614,415

	Tax Obligation/Limited – 24.6% (17.1% of Total Investments)
1,000	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/11 at 101.00	AAA	1,035,170
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AAA	1,267,840
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AAA	1,677,904
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/12 at 100.00	AAA	1,994,620
	Community Facilities District 98-1, Series 2002, 5.100%, 9/01/25 – AMBAC Insured
5,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	5,158,800
	Facility Phase II, Series 2001, 5.250%, 1/01/34 – AMBAC Insured
150	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	156,827
	5.000%, 9/01/20 – XLCA Insured
1,400	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	AAA	1,456,420
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AAA	936,295
	Project, Series 2004A, 5.000%, 12/01/20 – FSA Insured
1,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	1,050,540
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 – MBIA Insured
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/15 at 100.00	AAA	3,120,930
	Senior Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/26 – AMBAC Insured
165	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	168,729
	2005A, 5.000%, 9/01/35 – XLCA Insured
345	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	352,856
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
3,000	Santa Clara County Financing Authority, California, Lease Revenue Bonds, VMC Facility	11/07 at 102.00	AAA	3,103,560
	Replacement Project, Series 1997A, 5.000%, 11/15/22 – AMBAC Insured
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AAA	2,856,696
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 – MBIA Insured

23,490	Total Tax Obligation/Limited			24,337,187

	Transportation – 3.5% (2.5% of Total Investments)
3,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	AAA	3,491,086
	MBIA Insured

	U.S. Guaranteed – 43.0% (29.8% of Total Investments) (4)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/09 at 101.00	AAA	2,152,380
	Series 1999A, 5.750%, 11/01/24 (Pre-refunded 11/01/09) – MBIA Insured
	California, Various Purpose General Obligation Bonds, Series 2000:
7,995	5.750%, 3/01/22 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	8,658,025
2,000	5.750%, 3/01/27 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	2,165,860
2,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/09 at 102.00	AAA	2,625,325
	2001A, 5.125%, 8/01/26 – FSA Insured (ETM)
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	8,259,540
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
800	Los Angeles Unified School District, California, General Obligation Bonds, Series 1997A,	7/08 at 102.00	AAA	837,856
	5.000%, 7/01/21 (Pre-refunded 7/01/08) – FGIC Insured
5,135	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,659,941
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
6,220	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	9,111,428
	Revenue Bonds, Series 1987A, 9.000%, 5/01/21 (Alternative Minimum Tax) (ETM)
1,485	San Jose, California, Single Family Mortgage Revenue Bonds, Series 1985A, 9.500%,	No Opt. Call	AAA	2,001,780
	10/01/13 (ETM)

34,135	Total U.S. Guaranteed			42,472,135

	Utilities – 3.2% (2.2% of Total Investments)
345	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	357,837
	9/01/31 – XLCA Insured
2,600	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	No Opt. Call	AAA	2,797,886
	2003S, 5.000%, 11/15/13 – MBIA Insured

2,945	Total Utilities			3,155,723

	Water and Sewer – 25.3% (17.5% of Total Investments)
5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/13 at 100.00	AAA	5,469,457
	Series 2003A, 5.000%, 3/01/20 – FGIC Insured
1,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	AAA	1,279,163
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
235	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	242,259
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	AAA	1,541,700
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – XLCA Insured
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/14 at 100.00	AAA	785,693
	2004A, 5.000%, 12/01/21 – AMBAC Insured
3,400	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Series	5/07 at 101.00	AAA	3,478,574
	1997A, 5.250%, 5/15/22 – FGIC Insured
2,150	Santa Clara Valley Water District, California, Water Utility System Revenue Bonds, Series	6/10 at 100.00	AAA	2,230,389
	2000A, 5.125%, 6/01/31 – FGIC Insured
1,310	Santa Fe Springs Public Financing Authority, California, Water Revenue Bonds, Series 2003A,	5/13 at 100.00	AAA	1,356,780
	5.000%, 5/01/33 – MBIA Insured
1,345	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	AAA	1,398,679
	2003A, 5.000%, 8/01/20 – MBIA Insured
2,000	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A,	3/15 at 100.00	AAA	2,050,440
	5.000%, 9/01/30 – MBIA Insured
5,000	Wheeler Ridge-Maricopa Water District, Kern County, California, Water Revenue Refunding Bonds,	11/06 at 102.00	AAA	5,140,000
	Series 1996, 5.700%, 11/01/15 – AMBAC Insured

24,175	Total Water and Sewer			24,973,134

$ 129,505	Total Investments (cost $133,909,926) – 144.2%			142,414,591

	Other Assets Less Liabilities – 1.4%			1,335,668

	Preferred Shares, at Liquidation Value – (45.6)%			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$98,750,259

All of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $133,868,014.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$8,767,646
Depreciation	(221,069)

Net unrealized appreciation (depreciation) of investments	$8,546,577

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.